Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Depreciation of Property, Plant and Equipment
Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful life of the assets at the following annual rates:

%
Machinery and equipment	15 - 33
Office furniture and equipment	6 - 33
Leasehold improvements	*

*  Over the shorter term of the lease or the life of the asset

Computation of Basic and Diluted Income Per Ordinary Share
The following table summarizes information related to the computation of basic and diluted income per ordinary share for the years indicated.

	Year ended December 31
	2015	2016	2017
Net income attributable to ordinary shares (US$ thousands)	16,520	13,137	21,714

Weighted average number of ordinary shares outstanding used in basic income per ordinary share calculation	7,268,536	7,343,696	7,455,528

Add assumed exercise of outstanding dilutive potential ordinary shares	99,448	91,485	146,443

Weighted average number of ordinary shares outstanding used in diluted income per ordinary share calculation	7,367,984	7,435,181	7,601,971

Basic income per ordinary shares (US$)	2.273	1.789	2.912

Diluted income per ordinary shares (US$)	2.242	1.767	2.856

The weighted average number of shares related to options and RSUs excluded from the diluted earnings per share calculation because of anti-dilutive effect	43,181	9,633	-